Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2025 Fund	May 30, 2023
Fidelity Freedom 2025 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(16.62%)
Past 5 years	3.48%
Since Inception	4.21%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.35%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Since Inception	4.37%	[1]

[1]	A From July 20, 2017